SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of presentation	Basis of presentation. The accompanying financial statements have been prepared on the accrual basis of accounting.
Risks and uncertainties	Risks and uncertainties. The Plan invests in certain investments that are exposed to risk, such as changes in interest rates, market volatility and credit risk. Due to the level of risk associated with these investments, it is at least reasonably possible that changes in the value will occur and that such changes could materially affect participants' account balances and the amounts reported in the Statements of Net Assets Available for Benefits.
Payment of benefits	Payment of benefits. Benefit payments are recorded when paid.
Use of estimates
Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles (GAAP) requires management to make estimates, assumptions and judgments that affect the amounts reported in the financial statements and accompanying notes. Actual realized amounts could differ materially from those estimates.

Valuation of investments and income recognition	Valuation of investments and income recognition. Investments held by the Plan are stated at fair value with the exception of the investment contract which is reported at contract value. Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Contract value represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. Contract value is the relevant measure for the Plan's fully benefit-responsive investment contract because it is the amount the Plan participants generally receive when executing transactions under the terms of the contract and Plan provisions. Security transactions are recorded on the trade date, interest income is recorded as earned and dividends are recorded on the ex-dividend date. Net appreciation includes the Plan's gains and losses on investments held during the year. See Note 3 - Fair Value Measurements for further discussion and disclosures related to fair value measurements and Note 4 - Fixed Income Guaranteed Option for further discussion related to investments at contract value.
Notes receivable from participants	Notes receivable from participants. Notes receivable from participants represent participant loans that are reported at their unpaid principal balance plus any accrued but unpaid interest, with no allowance for credit losses, as repayments of principal and interest are received through payroll deductions and the notes are collateralized by the participants' account balances. Interest income on notes receivable from participants is recorded when earned. Related fees are recorded as administrative expenses when incurred.